INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 8,063
Deferred Tax Liabilities, Net		0
Operating Loss Carryforwards, Expiration Dates	2026
Deferred Tax Asset Deductible Research and Development Expenditure	38,253
Tax Credit Carryforward, Expiration Date	Dec. 31, 2014
Non Capital Losses	61,810
Federal
Tax Credit Carryforward, Amount	9,700
Provincial
Tax Credit Carryforward, Amount	$ 8,100